Exhibit 99.17

Data Compare Summary (Total)

Run Date - 8/21/2025 12:14:13 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
City	1	289	0.35%	289
State	0	289	0.00%	289
Zip	0	289	0.00%	289
Note Date	0	289	0.00%	289
Original Loan Amount	0	289	0.00%	289
Amortization Term	0	289	0.00%	289
Original Interest Rate	0	289	0.00%	289
Borrower Qualifying FICO	2	289	0.69%	289
Amortization Type	0	289	0.00%	289
Representative FICO	1	289	0.35%	289
Property Type	9	289	3.11%	289
Lien Position	0	289	0.00%	289
Occupancy	0	289	0.00%	289
Purpose	0	289	0.00%	289
Appraised Value	0	289	0.00%	289
Contract Sales Price	10	289	3.46%	289
Balloon Flag	0	289	0.00%	289
Original CLTV	1	289	0.35%	289
Original LTV	1	289	0.35%	289
Origination Channel	0	289	0.00%	289
Appraisal Effective Date	0	289	0.00%	289
Investor: Qualifying Total Debt Ratio	10	289	3.46%	289
Initial Rate Lock Date	66	289	22.84%	289
Coborrower Qualifying FICO	1	194	0.52%	289
Total	102	6,841	1.49%	289